Description of Organization, Business Operations, Going Concern - Additional Information (Details) - USD ($)						2 Months Ended	3 Months Ended		5 Months Ended	8 Months Ended	9 Months Ended		12 Months Ended
	Jul. 06, 2021	Mar. 31, 2021	Mar. 30, 2021	Mar. 26, 2021	Jan. 29, 2021	Mar. 31, 2021	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Common stock, par value (in USD per share)							$ 0.0001			$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Interest income							$ 21,000	$ 61,000			$ 86,000	$ 682,000	$ 727,000	$ 2,452,000
Khosla
Class of Stock [Line Items]
Shares issued, price per share (in USD per share)				$ 10.00
Proceeds from issuance initial public offering				$ 400,000,000
Gross proceeds from share issued										$ 11,326,880
Proceeds from issuance of private placement		$ 11,326,880				$ 11,326,880			$ 407,339,180	407,339,180
Threshold percentage of stock price trigger obligation to redeem (as a percent)			100.00%			100.00%
Number of months after the expiry date within which the public shares shall be redeemed			24 months			24 months
Proportion of net assets of the target company excluding the amount of any deferred underwriting commissions (as a percent)	80.00%					80.00%
Equity method investment, ownership (as a percent)	50.00%	50.00%				50.00%
Per share amount to be maintained in the trust account (in USD per share)	$ 10.00	$ 10.00				$ 10.00
Maturity of investment held in trust account	180 days					180 days
Interest expense, trust account					$ 100,000	$ 100,000
Cash							572,360		978,280	572,360	572,360
Marketable securities held in Trust Account							416,354,760		416,350,445	416,354,760	416,354,760
Working capital							$ 619,445		$ 1,461,803	619,445	$ 619,445
Interest income										10,640
Sale of Public Shares, net of issuance costs						$ 12,500
Khosla | Sponsor
Class of Stock [Line Items]
Debt Instrument, Face Amount				$ 300,000
Khosla | Asset Held In Trust Account
Class of Stock [Line Items]
Shares issued, price per share (in USD per share)		$ 10.00			$ 10.00	$ 10.00
Khosla | Working Capital Loan | Sponsor
Class of Stock [Line Items]
Working capital loans convertible into shares										$ 1,500,000
Convertible debt, conversion price (in USD per share)							$ 10.00			$ 10.00	$ 10.00
Due to Related Parties							$ 0			$ 0	$ 0
Khosla | Public Stockholders
Class of Stock [Line Items]
Net tangible assets	$ 5,000,001					$ 5,000,001
Proportion of public shareholding eligible for redemption without prior consent (as a percent)					15.00%	15.00%
Proportion of public shareholding eligible for redemption on non occurrence of business combination (as a percent)					100.00%	100.00%
Khosla | Class A Common Stock
Class of Stock [Line Items]
Sale of Private Placement Shares (in shares)				41,634,412
Common stock, par value (in USD per share)				$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Sale of Public Shares, net of issuance costs	$ 270,000,000
Khosla | Founder shares
Class of Stock [Line Items]
Sale of Public Shares, net of issuance costs				$ 25,000	$ 25,000
Khosla | IPO
Class of Stock [Line Items]
Sale of Private Placement Shares (in shares)			416,334,120
Shares issued, price per share (in USD per share)				$ 10.00
Proceeds from issuance initial public offering				$ 3,000,000
Sale of stock, price per share (in USD per share)			$ 10
Sale of stock, number of shares issued in transaction (in shares)			416,334,120
Khosla | IPO | Class A Common Stock
Class of Stock [Line Items]
Sale of Private Placement Shares (in shares)				40,000,000
Common stock, par value (in USD per share)				$ 0.0001
Shares issued, price per share (in USD per share)				10.00
Sale of stock, price per share (in USD per share)				$ 10.00
Sale of stock, number of shares issued in transaction (in shares)				41,634,412
Additional number of shares issued (in shares)				1,634,412
Khosla | Over-Allotment Option | Class A Common Stock
Class of Stock [Line Items]
Sale of Private Placement Shares (in shares)			16,344,118	1,634,412
Shares issued, price per share (in USD per share)				$ 10.00
Khosla | Private Placement
Class of Stock [Line Items]
Gross proceeds from share issued			$ 14,572,044
Khosla | Private Placement | Class A Common Stock
Class of Stock [Line Items]
Sale of Private Placement Shares (in shares)		32,688		1,100,000
Common stock, par value (in USD per share)				$ 0.0001
Shares issued, price per share (in USD per share)		$ 10.00		10.00		$ 10.00
Sale of stock, price per share (in USD per share)				$ 10.00
Gross proceeds from share issued				$ 11,000,000
Sale of stock, number of shares issued in transaction (in shares)				1,100,000
Sale of stock, consideration received on transaction				$ 326,880
Proceeds from issuance of private placement		$ 326,880		11,000,000		$ 11,326,880
Khosla | Private Placement | Class A Common Stock | Sponsor
Class of Stock [Line Items]
Proceeds from issuance of private placement				$ 11,326,880
Additional number of shares issued (in shares)				32,688